UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02857

Name of Fund: BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock High
Income Fund of BlackRock Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 04/01/2008 – 06/30/2008

Item 1 – Schedule of Investments

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Aerospace & Defense - 0.5%	DRS Technologies, Inc., 6.625%, 2/01/16	$ 875		$ 888,125
	L-3 Communications Corp., 5.875%, 1/15/15		3,865	3,565,462
	TransDigm, Inc., 7.75%, 7/15/14		1,550	1,530,625

				5,984,212

Airlines - 0.0%	Continental Airlines, Inc. Series 1998-1-C, 6.541%,
	9/15/09		77	76,279

Auto Components - 1.5%	Allison Transmission, Inc., 11%, 11/01/15 (a)		2,110	1,888,450
	Allison Transmission, Inc., 11.25%, 11/01/15 (a)(b)		4,760	4,093,600
	The Goodyear Tire & Rubber Co., 6.678%,
	12/01/09 (c)		1,090	1,081,825
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11		1,960	1,947,750
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11		5,037	5,087,370
	Lear Corp., 8.75%, 12/01/16		4,065	3,170,700
	Metaldyne Corp., 10%, 11/01/13		2,190	1,138,800

				18,408,495

Automobiles - 0.2%	Ford Motor Co., 8.90%, 1/15/32		4,500	2,880,000

Building Products - 1.0%	Momentive Performance Materials, Inc., 11.50%,
	12/01/16		10,220	7,613,900
	Ply Gem Industries, Inc., 11.75%, 6/15/13 (a)		5,520	5,064,600

				12,678,500

Capital Markets - 0.6%	E*Trade Financial Corp., 12.50%, 11/30/17		6,430	6,912,250

Chemicals - 1.5%	American Pacific Corp., 9%, 2/01/15		3,100	3,030,250
	CII Carbon LLC, 11.125%, 11/15/15 (a)		3,240	3,191,400
	Hexion U.S. Finance Corp., 7.176%, 11/15/14 (c)		1,300	1,079,000
	Hexion U.S. Finance Corp., 9.75%, 11/15/14		3,785	3,425,425
	Innophos, Inc., 8.875%, 8/15/14		3,055	3,055,000
	MacDermid, Inc., 9.50%, 4/15/17 (a)		3,325	3,009,125
	Rockwood Specialties Group, Inc., 7.625%, 11/15/14	EUR	1,125	1,616,277
	Terra Capital, Inc. Series B, 7%, 2/01/17	$ 775		759,500

				19,165,977

Commercial Services &	ARAMARK Corp., 6.373%, 2/01/15 (c)		2,000	1,870,000
Supplies - 1.5%	Corrections Corp. of America, 6.75%, 1/31/14		2,025	1,999,687
	DI Finance Series B, 9.50%, 2/15/13		1,835	1,835,000
	FTI Consulting, Inc., 7.75%, 10/01/16		550	563,750
	Mobile Services Group, Inc., 9.75%, 8/01/14		2,750	2,640,000
	PNA Intermediate Holding Corp., 9.676%,
	2/15/13 (b)(c)		910	905,450
	Sally Holdings LLC, 10.50%, 11/15/16		1,618	1,541,145
	US Investigations Services, Inc., 10.50%,
	11/01/15 (a)		2,800	2,576,000
	West Corp., 11%, 10/15/16		6,025	5,091,125

				19,022,157

Communications Equipment -	Nortel Networks Ltd., 7.041%, 7/15/11 (c)		7,280	6,879,600
0.7%	Nortel Networks Ltd., 10.75%, 7/15/16 (a)		1,860	1,841,400

				8,721,000

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Construction & Engineering -	Dycom Industries, Inc., 8.125%, 10/15/15	$ 4,005		$ 3,844,800
0.3%

Construction Materials -	Caue Finance Ltd., 8.875%, 8/01/15 (a)		6,675	7,392,562
1.2%	Nortek Holdings, Inc., 10%, 12/01/13 (a)		6,680	6,379,400
	Texas Industries, Inc., 7.25%, 7/15/13		680	676,600

				14,448,562

Containers & Packaging -	Berry Plastics Holding Corp., 6.651%, 9/15/14 (c)		3,900	3,120,000
1.4%	Berry Plastics Holding Corp., 8.875%, 9/15/14		1,170	1,012,050
	Graphic Packaging International Corp., 9.50%, 8/15/13		3,906	3,730,230
	Impress Holdings BV, 5.916%, 9/15/13 (a)(c)		1,930	1,756,300
	Packaging Dynamics Finance Corp., 10%, 5/01/16 (a)		2,550	1,695,750
	Pregis Corp., 12.375%, 10/15/13		4,485	4,339,237
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17		2,160	1,728,000

				17,381,567

Distributors - 0.7%	American Tire Distributors, Inc., 9.041%, 4/01/12 (c)		6,835	6,254,025
	Buhrmann US, Inc., 8.25%, 7/01/14		1,900	2,075,750

				8,329,775

Diversified Financial	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16 (a)		2,370	2,370,000
Services - 2.9%	Ford Motor Credit Co. LLC, 5.80%, 1/12/09		5,290	5,051,193
	Ford Motor Credit Co. LLC, 5.70%, 1/15/10		1,540	1,313,882
	Ford Motor Credit Co. LLC, 5.538%, 1/13/12 (c)		3,815	2,711,622
	GMAC LLC, 6%, 12/15/11		1,725	1,187,047
	GMAC LLC, 4.882%, 12/01/14		9,170	5,917,997
	GMAC LLC, 6.75%, 12/01/14		9,315	6,152,045
	GMAC LLC, 8%, 11/01/31		4,180	2,719,416
	Leucadia National Corp., 8.125%, 9/15/15		6,200	6,231,000
	Southern Star Central Corp., 6.75%, 3/01/16 (a)		2,090	1,985,500

				35,639,702

Diversified	Broadview Networks Holdings, Inc., 11.375%, 9/01/12		4,840	4,343,900
Telecommunication	Cincinnati Bell, Inc., 7.25%, 7/15/13		8,690	8,472,750
Services - 4.7%	Citizens Communications Co., 6.25%, 1/15/13		5,035	4,669,962
	Qwest Corp., 7.50%, 10/01/14		14,300	13,763,750
	Qwest Corp., 7.50%, 6/15/23		5,600	4,984,000
	Qwest Corp. Series WI, 6.50%, 6/01/17		8,500	7,586,250
	Wind Acquisition Finance SA, 9.75%, 12/01/15 (a)	EUR	1,000	1,578,392
	Windstream Corp., 8.125%, 8/01/13	$ 11,800		11,770,500
	Windstream Corp., 8.625%, 8/01/16		1,235	1,231,913

				58,401,417

Electric Utilities - 2.1%	Edison Mission Energy, 7.75%, 6/15/16		3,375	3,358,125
	Edison Mission Energy, 7%, 5/15/17		2,310	2,159,850
	Edison Mission Energy, 7.20%, 5/15/19		4,415	4,116,987
	Elwood Energy LLC, 8.159%, 7/05/26		1,477	1,423,378

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

	IPALCO Enterprises, Inc., 8.625%, 11/14/11	$ 1,500		$ 1,560,000
	IPALCO Enterprises, Inc., 7.25%, 4/01/16 (a)		1,670	1,644,950
	NSG Holdings LLC, 7.75%, 12/15/25 (a)		8,255	8,131,175
	Tenaska Alabama Partners LP, 7%, 6/30/21 (a)		4,305	4,066,825

				26,461,290

Electrical Equipment - 1.3%	Superior Essex Communications LLC, 9%, 4/15/12		15,325	15,631,500

Electronic Equipment &	NXP BV, 5.541%, 10/15/13 (c)		2,415	2,125,200
Instruments - 0.8%	NXP BV, 7.497%, 10/15/13	EUR	1,100	1,454,797
	Sanmina-SCI Corp., 6.75%, 3/01/13	$ 615		551,963
	Sanmina-SCI Corp., 8.125%, 3/01/16		6,215	5,593,500

				9,725,460

Energy Equipment &	Compagnie Generale de Geophysique-Veritas, 7.50%,
Services - 1.4%	5/15/16		735	733,163
	Compagnie Generale de Geophysique-Veritas, 7.75%,
	5/15/18		5,335	5,341,669
	North American Energy Partners, Inc., 8.75%,
	12/01/11		3,300	3,333,000
	SemGroup LP, 8.75%, 11/15/15 (a)		8,200	7,954,000

				17,361,832

Food & Staples Retailing -	AmeriQual Group LLC, 9.50%, 4/01/12 (a)		3,200	2,048,000
0.4%	Rite Aid Corp., 7.50%, 3/01/17		3,975	3,209,813

				5,257,813

Food Products - 0.2%	DGS International Finance Co., 10%,
	6/01/07 (a)(d)(e)(f)		20,000	2
	Smithfield Foods, Inc., 7.75%, 7/01/17		2,470	2,050,100

				2,050,102

Health Care Equipment &	Biomet, Inc., 10.375%, 10/15/17 (b)		1,210	1,282,600
Supplies - 2.1%	Biomet, Inc., 11.625%, 10/15/17		1,210	1,282,600
	Catalent Pharma Solutions, Inc., 9.50%,
	4/15/15		3,860	3,454,700
	Hologic, Inc., 2%, 12/15/37 (g)(h)		5,500	4,647,500
	ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 (a)		16,000	16,000,000

				26,667,400

Health Care Providers &	Community Health Systems, Inc. Series WI, 8.875%,
Services - 1.9%	7/15/15		2,440	2,455,250
	Omnicare, Inc. Series OCR, 3.25%, 12/15/35 (g)		3,650	2,728,375
	Tenet Healthcare Corp., 6.375%, 12/01/11		1,270	1,216,025
	Tenet Healthcare Corp., 6.50%, 6/01/12		15,970	15,051,725
	United Surgical Partners International, Inc., 8.875%,
	5/01/17		2,072	1,926,960

				23,378,335

Hotels, Restaurants &	American Real Estate Partners LP, 7.125%, 2/15/13		13,385	12,146,887
Leisure - 5.0%	CCM Merger, Inc., 8%, 8/01/13 (a)		2,140	1,824,350
	Fontainebleau Las Vegas Holdings LLC, 10.25%,
	6/15/15 (a)		225	146,250

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	Galaxy Entertainment Finance Co. Ltd., 8.133%,
	12/15/10 (a)(c)	$ 1,425	$ 1,382,250
	Galaxy Entertainment Finance Co. Ltd., 9.875%,
	12/15/12 (a)	1,800	1,748,250
	Great Canadian Gaming Corp., 7.25%, 2/15/15 (a)	2,340	2,269,800
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(d)(e)	3,338	2,470,120
	Harrah's Operating Co., Inc., 10.75%, 2/01/16 (a)	3,650	2,427,447
	Harrah's Operating Co., Inc., 10.75%, 2/01/18 (a)(b)	13,500	9,956,250
	Little Traverse Bay Bands of Odawa Indians, 10.25%,
	2/15/14 (a)	5,965	5,577,275
	Pinnacle Entertainment, Inc., 7.50%, 6/15/15	1,330	1,017,450
	Snoqualmie Entertainment Authority, 6.936%,
	2/01/14 (a)(c)	1,175	863,625
	Station Casinos, Inc., 7.75%, 8/15/16	4,625	3,538,125
	Travelport LLC, 7.307%, 9/01/14 (c)	1,545	1,236,000
	Tropicana Entertainment LLC Series WI, 9.625%,
	12/15/14 (d)(e)	830	394,250
	Virgin River Casino Corp., 9%, 1/15/12	8,165	5,797,150
	Waterford Gaming LLC, 8.625%, 9/15/14 (a)	3,477	3,359,651
	Wynn Las Vegas LLC, 6.625%, 12/01/14	6,125	5,604,375

			61,759,505

Household Durables - 1.3%	American Greetings Corp., 7.375%, 6/01/16	3,365	3,280,875
	Ashton Woods USA LLC, 9.50%, 10/01/15	8,115	4,706,700
	Jarden Corp., 7.50%, 5/01/17	2,705	2,353,350
	Stanley-Martin Communities LLC, 9.75%, 8/15/15	14,000	6,160,000
	The Yankee Candle Co., Inc., 9.75%, 2/15/17	430	309,600

			16,810,525

IT Services - 0.9%	First Data Corp., 9.875%, 9/24/15 (a)	3,620	3,149,400
	iPayment Investors LP, 12.75%, 7/15/14 (a)(b)	434	451,268
	SunGard Data Systems, Inc., 9.125%, 8/15/13	8,105	8,186,050

			11,786,718

Independent Power	The AES Corp., 8%, 10/15/17	10,660	10,446,800
Producers &	Dynegy Holdings, Inc., 8.375%, 5/01/16	630	611,100
Energy Traders - 4.6%	Dynegy Holdings, Inc., 7.75%, 6/01/19	9,625	8,758,750
	Energy Future Holding Corp., 11.25%, 11/01/17 (a)(b)	8,500	8,542,500
	NRG Energy, Inc., 7.25%, 2/01/14	2,635	2,516,425
	NRG Energy, Inc., 7.375%, 2/01/16	15,575	14,659,969
	Texas Competitive Electric Holdings Co. LLC, 10.25%,
	11/01/15 (a)	1,405	1,376,900
	Texas Competitive Electric Holdings Co. LLC, 10.50%,
	11/01/16 (a)(b)	6,300	6,174,000
	Texas Competitive Electric Holdings Co. LLC Series B,
	10.25%, 11/01/15 (a)	4,325	4,238,500

			57,324,944

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Industrial Conglomerates -	Sequa Corp., 11.75%, 12/01/15 (a)	$ 6,480	$ 5,767,200
1.2%	Sequa Corp., 13.50%, 12/01/15 (a)(b)	9,880	9,277,629

			15,044,829

Insurance - 0.1%	USI Holdings Corp., 6.551%, 11/15/14 (a)(c)	1,530	1,277,550

Machinery - 1.0%	Ahern Rentals, Inc., 9.25%, 8/15/13	900	657,000
	ESCO Corp., 6.651%, 12/15/13 (a)(c)	1,110	1,043,400
	ESCO Corp., 8.625%, 12/15/13 (a)	2,810	2,838,100
	RBS Global, Inc., 8.875%, 9/01/16	1,505	1,407,175
	Terex Corp., 8%, 11/15/17	3,285	3,260,363
	Titan International, Inc., 8%, 1/15/12	3,315	3,248,700

			12,454,738

Marine - 0.4%	Horizon Lines, Inc., 4.25%, 8/15/12 (g)	4,075	3,163,219
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	1,217	1,244,382

			4,407,601

Media - 8.5%	Affinion Group, Inc., 10.125%, 10/15/13	1,230	1,233,075
	Affinion Group, Inc., 11.50%, 10/15/15	4,660	4,648,350
	Barrington Broadcasting Group LLC, 10.50%, 8/15/14	6,255	5,387,119
	Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (c)	5,810	5,810,000
	Cablevision Systems Corp. Series B, 8%, 4/15/12	2,875	2,716,875
	Charter Communications Holdings I, LLC, 11%,
	10/01/15	2,695	1,997,669
	Charter Communications Holdings I, LLC, 11%,
	10/01/15	8,000	5,880,000
	Charter Communications Holdings II, LLC, 10.25%,
	9/15/10	4,920	4,760,100
	Charter Communications Holdings II, LLC, 10.25%,
	9/15/10	860	829,900
	Dex Media, Inc., 8%, 11/15/13	4,700	3,431,000
	Dex Media West LLC, 9.875%, 8/15/13	4,150	3,735,000
	DirecTV Holdings LLC, 8.375%, 3/15/13	1,920	1,977,600
	DirecTV Holdings LLC, 7.625%, 5/15/16 (a)	6,400	6,304,000
	EchoStar DBS Corp., 7.125%, 2/01/16	1,202	1,108,845
	Harland Clarke Holdings Corp., 7.426%, 5/15/15 (c)	980	725,200
	Harland Clarke Holdings Corp., 9.50%, 5/15/15	1,180	967,600
	Liberty Media Corp., 0.75%, 3/30/23 (g)	2,775	2,892,938
	Mediacom Broadband LLC, 8.50%, 10/15/15	2,600	2,323,750
	NTL Cable Plc, 8.75%, 4/15/14	355	333,700
	NTL Cable Plc, 9.125%, 8/15/16	11,225	10,523,437
	Network Communications, Inc., 10.75%, 12/01/13	200	152,000
	Nielsen Finance LLC, 10%, 8/01/14	2,395	2,412,963
	Nielsen Finance LLC, 10%, 8/01/14 (a)	5,865	6,048,281
	ProtoStar I Ltd., 12.50%, 10/15/12 (a)(c)(g)	3,804	3,689,648
	R.H. Donnelley Corp., 8.875%, 10/15/17 (a)	96	57,120
	R.H. Donnelley, Inc., 11.75%, 5/15/15 (a)	5,245	4,720,725

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	Rainbow National Services LLC, 10.375%,
	9/01/14 (a)	$ 2,123	$ 2,255,688
	TL Acquisitions, Inc., 10.50%, 1/15/15 (a)	19,215	16,620,975
	TL Acquisitions, Inc., 10.92%, 7/15/15 (a)(h)	2,020	1,474,600
	Windstream Regatta Holdings, Inc., 11%,
	12/01/17 (a)	1,393	961,170

			105,979,328

Metals & Mining - 4.9%	Aleris International, Inc., 9%, 12/15/14	2,135	1,665,300
	Aleris International, Inc., 10%, 12/15/16	4,700	3,442,750
	Evraz Group SA, 8.875%, 4/24/13 (a)	3,170	3,173,804
	Evraz Group SA, 9.50%, 4/24/18 (a)	2,120	2,125,300
	FMG Finance Property Ltd., 10.625%, 9/01/16 (a)	2,925	3,407,625
	Freeport-McMoRan Copper & Gold, Inc., 5.883%,
	4/01/15 (c)	12,300	12,421,278
	Freeport-McMoRan Copper & Gold, Inc., 8.375%,
	4/01/17	7,320	7,722,600
	Novelis, Inc., 7.25%, 2/15/15	7,475	7,063,875
	RathGibson, Inc., 11.25%, 2/15/14	6,665	6,381,738
	Ryerson, Inc., 10.248%, 11/01/14 (a)(c)	1,670	1,569,800
	Ryerson, Inc., 12%, 11/01/15 (a)	850	843,625
	Steel Dynamics, Inc., 7.375%, 11/01/12 (a)	7,800	7,800,000
	Vedanta Resources Plc, 9.50%, 7/18/18 (a)	2,925	2,952,740

			60,570,435

Multiline Retail - 0.1%	Neiman Marcus Group, Inc., 9%, 10/15/15 (b)	1,425	1,372,882

Oil, Gas & Consumable	Atlas Energy Resources LLC, 10.75%, 2/01/18 (a)	8,135	8,460,400
Fuels - 8.5%	Atlas Pipeline Partners LP, 8.75%, 6/15/18 (a)	3,320	3,295,100
	Berry Petroleum Co., 8.25%, 11/01/16	2,625	2,664,375
	Chaparral Energy, Inc., 8.50%, 12/01/15	2,275	1,973,562
	Chesapeake Energy Corp., 6.375%, 6/15/15	1,610	1,521,450
	Chesapeake Energy Corp., 7.25%, 12/15/18	12,000	11,670,000
	Cimarex Energy Co., 7.125%, 5/01/17	2,745	2,696,962
	Compton Petroleum Finance Corp., 7.625%, 12/01/13	5,430	5,334,975
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (a)	6,010	6,340,550
	Copano Energy LLC, 8.125%, 3/01/16	350	351,750
	Corral Finans AB, 4.291%, 4/15/10 (a)(b)	1,499	1,346,289
	Denbury Resources, Inc., 7.50%, 12/15/15	1,750	1,741,250
	EXCO Resources, Inc., 7.25%, 1/15/11	3,180	3,124,350
	Encore Acquisition Co., 6%, 7/15/15	1,955	1,837,700
	Forest Oil Corp., 7.25%, 6/15/19	3,740	3,590,400
	Forest Oil Corp., 7.25%, 6/15/19 (a)	4,830	4,636,800
	Newfield Exploration Co., 6.625%, 4/15/16	2,335	2,142,363
	Newfield Exploration Co., 7.125%, 5/15/18	2,930	2,776,175
	OPTI Canada, Inc., 7.875%, 12/15/14	4,190	4,137,625
	OPTI Canada, Inc., 8.25%, 12/15/14	7,415	7,377,925
	PetroHawk Energy Corp., 7.875%, 6/01/15 (a)	5,085	4,964,231

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

	Range Resources Corp., 6.375%, 3/15/15	$ 1,840		$ 1,757,200
	Roseton-Danskammer 2001 Series B, 7.67%, 11/08/16		4,025	3,964,625
	Sabine Pass LNG LP, 7.50%, 11/30/16		1,025	922,500
	SandRidge Energy, Inc., 6.416%, 4/01/14 (a)(c)		2,250	2,208,033
	SandRidge Energy, Inc., 8.625%, 4/01/15 (a)(b)		3,670	3,761,750
	SandRidge Energy, Inc., 8%, 6/01/18 (a)		4,200	4,221,000
	Southwestern Energy Co., 7.50%, 2/01/18 (a)		410	421,853
	Swift Energy Co., 7.125%, 6/01/17		3,425	3,159,563
	Whiting Petroleum Corp., 7.25%, 5/01/12		2,880	2,858,400

				105,259,156

Paper & Forest Products -	APP Finance II Mauritius Ltd., 12% (d)(e)(g)		21,000	105,000
3.9%	Abitibi-Consolidated, Inc., 8.85%, 8/01/30		435	163,125
	Ainsworth Lumber Co. Ltd., 7.25%, 10/01/12		11,025	5,071,500
	Boise Cascade LLC, 7.125%, 10/15/14		1,985	1,588,000
	Bowater Canada Finance Corp., 7.95%, 11/15/11		4,830	3,356,850
	Bowater, Inc., 9%, 8/01/09		5,590	5,177,738
	Domtar Corp., 7.125%, 8/15/15		6,550	6,238,875
	NewPage Corp., 10%, 5/01/12		14,495	14,676,188
	NewPage Corp., 12%, 5/01/13		4,155	4,196,550
	Verso Paper Holdings LLC Series B, 6.623%, 8/01/14 (c)		4,635	4,264,200
	Verso Paper Holdings LLC Series B, 9.125%, 8/01/14		1,415	1,383,163
	Verso Paper Holdings LLC Series B, 11.375%, 8/01/16		2,680	2,539,300

				48,760,489

Pharmaceuticals - 0.7%	Angiotech Pharmaceuticals, Inc., 6.432%,
	12/01/13 (c)		9,075	7,895,250
	Catalent Pharma Solutions, Inc., 9.75%, 4/15/17	EUR	510	554,051

				8,449,301

Real Estate Investment Trusts	Ventas Realty, LP, 9%, 5/01/12	$ 4,000		4,190,000
(REITs) - 0.3%

Real Estate Management &	Realogy Corp., 10.50%, 4/15/14		2,575	1,789,625
Development - 0.2%	Realogy Corp., 12.375%, 4/15/15		610	298,900

				2,088,525

Road & Rail - 0.2%	Avis Budget Car Rental LLC, 5.176%, 5/15/14 (c)		250	193,750
	Avis Budget Car Rental LLC, 7.625%, 5/15/14		2,400	1,920,000

				2,113,750

Semiconductors &	Amkor Technology, Inc., 7.75%, 5/15/13		1,730	1,604,575
Semiconductor Equipment -	Amkor Technology, Inc., 9.25%, 6/01/16		2,715	2,586,037
0.8%	Freescale Semiconductor, Inc., 8.875%, 12/15/14		1,940	1,576,250
	Freescale Semiconductor, Inc., 9.125%, 12/15/14 (b)		2,385	1,854,337
	Spansion, Inc., 5.807%, 6/01/13 (a)(c)		3,425	2,500,250

				10,121,449

Software - 0.1%	BMS Holdings, Inc., 9.954%, 2/15/12 (a)(b)(c)		1,972	1,380,626

Specialty Retail - 2.0%	Asbury Automotive Group, Inc., 8%, 3/15/14		5,400	4,671,000
	AutoNation, Inc., 4.791%, 4/15/13 (c)		5,150	4,351,750

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

	Buffets, Inc., 12.50%, 11/01/14 (d)(e)	$ 1,855		$ 27,825
	General Nutrition Centers, Inc., 7.199%, 3/15/14 (c)		4,570	3,810,792
	General Nutrition Centers, Inc., 10.75%, 3/15/15		6,740	5,762,700
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (h)		2,040	1,193,400
	Michaels Stores, Inc., 10%, 11/01/14		825	714,656
	United Auto Group, Inc., 7.75%, 12/15/16		5,255	4,598,125

				25,130,248

Textiles, Apparel & Luxury	Levi Strauss & Co., 8.875%, 4/01/16		9,275	9,019,937
Goods - 0.7%

Thrifts & Mortgage Finance -	Residential Capital LLC, 8.50%, 5/15/10 (a)		1,253	1,052,520
0.1%

Tobacco - 0.4%	Vector Group Ltd., 11%, 8/15/15		5,500	5,486,250

Wireless Telecommunication	BCM Ireland Preferred Equity Ltd., 10.597%,
Services - 4.5%	2/15/17 (a)(b)	EUR	3,572	3,430,958
	Centennial Communications Corp., 8.541%,
	1/01/13 (c)	$ 3,210		3,097,650
	Centennial Communications Corp., 8.125%, 2/01/14		2,260	2,237,400
	Cricket Communications, Inc., 9.375%, 11/01/14		480	462,000
	Cricket Communications, Inc., 10.875%, 11/01/14		4,005	3,854,812
	Cricket Communications, Inc., 10%, 7/15/15 (a)		1,500	1,470,000
	Digicel Group Ltd., 8.875%, 1/15/15 (a)		5,230	4,935,813
	Digicel Group Ltd., 9.125%, 1/15/15 (a)(b)		5,660	5,320,400
	FiberTower Corp., 9%, 11/15/12 (a)(g)		3,110	2,285,850
	iPCS, Inc., 4.998%, 5/01/13 (c)		4,660	4,194,000
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		9,940	9,567,250
	Nordic Telephone Co. Holdings ApS, 8.875%,
	5/01/16 (a)		1,290	1,264,200
	Orascom Telecom Finance SCA, 7.875%, 2/08/14 (a)		1,385	1,284,588
	Rural Cellular Corp., 8.25%, 3/15/12		2,355	2,413,875
	Sprint Capital Corp., 7.625%, 1/30/11		8,960	8,803,200
	Sprint Capital Corp., 6.875%, 11/15/28		1,786	1,486,845

				56,108,841

	Total Corporate Bonds - 79.3%			986,378,572

	Common Stocks		Shares

Airlines - 0.1%	Northwest Airlines Corp. (d)		185,407	1,234,811

Auto Components - 0.2%	The Goodyear Tire & Rubber Co. (d)		128,758	2,295,755

Capital Markets - 0.1%	E*Trade Financial Corp. (d)		311,240	977,294

Communications Equipment -	Loral Space & Communications Ltd. (d)		257,872	4,543,705
0.3%

Diversified	PTV, Inc.		2	1,000
Telecommunication Services -
0.0%

Electrical Equipment - 0.2%	Medis Technologies Ltd. (d)		852,625	2,873,346

Multi-Utilities - 0.1%	CenterPoint Energy, Inc.		59,156	949,461

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Paper & Forest Products -	Western Forest Products, Inc. (d)	1,280,355	$1,155,170
0.1%	Western Forest Products, Inc. Restricted Shares (d)	330,542	298,224

			1,453,394

Semiconductors &	Cypress Semiconductor Corp. (d)	49,922	1,235,570
Semiconductor Equipment -
0.1%

Wireless Telecommunication	American Tower Corp. Class A (d)	50,732	2,143,409
Services - 0.2%

	Total Common Stocks - 1.4%		17,707,745

		Par
	Floating Rate Loan Interests	(000)

Aerospace & Defense - 0.3%	Hawker Beechcraft Acquisition Co. LLC Letter of
	Credit, 4.73%, 3/31/14	$ 181	170,290
	Hawker Beechcraft Acquisition Co. LLC Term Loan B,
	4.696% - 4.801%, 3/31/14	3,111	2,914,797

			3,085,087

Auto Components - 0.8%	Allison Transmission Term Loan B, 5.23% - 5.47%,
	8/07/14	1,494	1,328,619
	Dana Corp. Term Loan B, 6.75%, 1/31/15	5,689	5,187,322
	Delphi Automotive Systems Delay Draw Term Loan,
	8.50%, 12/31/08	398	370,286
	Delphi Automotive Systems Term Loan, 8.50%,
	12/31/08	2,603	2,424,715

			9,310,942

Automobiles - 0.6%	Ford Motor Term Loan B, 5.46%, 12/15/13	5,025	4,043,869
	General Motors Corp. Term Loan B, 5.163%, 11/29/13	4,600	3,835,250

			7,879,119

Building Products - 0.9%	Building Material Corp. of America First Lien Term
	Loan, 5.688%, 2/22/14	2,050	1,812,200
	Masonite International Term Loan, 4.63% - 5.046%, 4/06/13	5,370	4,956,850
	Masonite International Term Loan B, 4.63% - 5.046%, 4/06/13	4,879	4,503,049

			11,272,099

Capital Markets - 0.1%	Marsico Parent Co., LLC Term Loan B,
	5.50% - 7.25%, 11/14/15	1,492	1,253,700

Chemicals - 0.9%	PQ Corp. First Lien Term Loan, 5.72%, 5/29/15	2,750	2,581,563
	PQ Corp. Second Lien Term Loan, 9.40%, 5/29/16	8,250	7,177,500
	Solutia, Inc. Term Loan, 15.50%, 4/21/15	1,383	1,353,943

			11,113,006

Communications Equipment -	Alltel Corp. Term Loan B1, 5.232%, 5/16/15	4,988	4,917,473
0.6%	Alltel Corp. Term Loan B2, 5.564%, 5/16/15	2,993	2,970,767

			7,888,240

Containers & Packaging -	Berry Plastics Corp. Term Loan B, 9.728%, 6/15/14	3,457	2,419,919
0.2%

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)	Value

Diversified	Hawaiian Telcom Term Loan C, 5.31%, 5/25/14	$ 1,650	$1,344,750
Telecommunication Services - Wind Telecomunicazione SpA Second Lien Term Loan,
1.1%	8.76%, 12/17/14	2,250	2,242,501
	Wind Telecomunicazione SpA Second Lien Term Loan,
	10.92%, 12/17/14	6,120	9,673,141

			13,260,392

Health Care Equipment &	Bausch & Lomb, Inc. Delay Draw Term Loan, 6.051%,
Supplies - 0.2%	4/26/15	330	322,747
	Bausch & Lomb, Inc. Term Loan B, 5.946% - 6.051%, 4/26/15	2,189	2,140,888

			2,463,635

Hotels, Restaurants &	Travelport, Inc. Term Loan, 9.913% - 10.095%, 3/22/12	8,478	6,739,546
Leisure - 0.5%

Household Products - 0.2%	Spectrum Brands, Inc. Letter of Credit, 2.321%,
	4/15/13	117	111,142
	Spectrum Brands, Inc. Term Loan B-1, 6.475% - 6.71%,
	4/15/13	2,320	2,200,995

			2,312,137

Independent Power	TXU Corp. Term Loan B-1, 5.948% - 6.301%, 10/10/14	1,008	931,543
Producers & Energy Traders	TXU Corp. Term Loan B-2, 5.948% - 6.478%, 10/14/29	1,489	1,376,680
Traders - 1.3%	TXU Corp. Term Loan B-3, 6.234% - 6.478%, 10/10/14	14,593	13,485,074

			15,793,297

Media - 3.5%	Catalina Marketing Group Bridge Loan, 6.938%,
	10/09/17	12,125	10,942,813
	Easton-Bell Sports, Inc. Term Loan B,
	8.98% - 8.99%, 5/01/13	6,141	5,588,351
	Education Media and Publishing First Lien Term Loan
	B, 6.475%, 11/14/14	7,250	6,633,750
	Education Media and Publishing Second Lien Term
	Loan, 11.975%, 11/14/14	16,906	14,031,995
	Intelsat Ltd. Bridge Loan, 9.25%, 1/15/13	5,400	5,049,000
	PanAmSat Corp. Term Loan B, 5.184%, 1/03/14	578	548,109
	PanAmSat Corp. Term Loan B2, 5.184%, 1/03/14	578	548,274
	PanAmSat Corp. Term Loan B2C, 5.184%, 1/03/14	578	548,109

			43,890,401

Oil, Gas & Consumable Fuels -	Abbot Group Plc Bridge Loan, 17.276%, 3/15/18	9,320	9,133,600
0.7%

Paper & Forest Products -	Verso Paper Holdings LLC Term Loan B, 8.709%,
0.3%	2/01/13	4,225	4,009,889

	Total Floating Rate Loan Interests - 12.2%		151,825,009

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Preferred Securities

			Par
Industry	Capital Trusts		(000)	Value

Diversified Financial	Citigroup, Inc., 8.40%, 4/29/49 (c)	$ 14,010		$ 13,318,046
Services - 1.1%

	Total Capital Trusts - 1.1%			13,318,046

	Preferred Stocks		Shares

Diversified	PTV, Inc. Series A, 10%		130	65
Telecommunication Services -
0.0%

Insurance - 0.3%	American International Group, Inc., 8.50% (g)		60,000	3,557,400

Oil, Gas & Consumable	EXCO Resources, Inc., 7% (g)		201	2,814,000
Fuels - 1.0%	EXCO Resources, Inc., 11%		665	9,310,000

				12,124,000

	Total Preferred Stocks - 1.3%			15,681,465

	Total Preferred Securities - 2.4%			28,999,511

	Warrants (i)

Health Care Providers &	HealthSouth Corp. (expires 1/16/14)		201,408	50,352
Services - 0.0%

Media - 0.0%	Virgin Media, Inc. (expires 1/10/11)		117,980	9,438

	Total Warrants - 0.0%			59,790

			Beneficial
			Interest
	Other Interests (f)(j)		(000)

Media - 0.0%	Adelphia Escrow		$ 25,500,000	2,550
	Adelphia Recovery Trust		31,980,466	127,922

	Total Other Interests - 0.0%			130,472

	Total Long-Term Securities
	(Cost - $1,356,613,832) - 95.3%			1,185,101,099

			Par
	Short-Term Securities		(000)

Government Agency Note -	Federal Home Loan Bank, 2.24%, 7/23/08 (k)		1,000	998,631
0.1%

			Beneficial
			Interest
			(000)

	BlackRock Liquidity Series, LLC Cash Sweep Series,
	2.56% (l)(m)		75,363	75,362,506

	Total Short-Term Securities
	(Cost - $76,361,137) - 6.1%			76,361,137

	Total Investments (Cost - $1,432,974,969*)	- 101.4%		1,261,462,236
	Liabilities in Excess of Other Assets - (1.4%)			(17,020,134)

	Net Assets - 100.0%			$ 1,244,442,102

BlackRock High Income Fund of BlackRock Bond Fund, Inc. Schedule of Investments June 30, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 1,435,098,392

Gross unrealized appreciation	$ 17,488,185
Gross unrealized depreciation	(191,124,341)

Net unrealized depreciation	$ (173,636,156)

(a)	Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(b)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy or is in default of interest payments.

(f)	Security is fair valued.

(g)	Convertible security.

(h)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.

(i)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non- income producing.

(k)	Rate shown is the yield to maturity as of the date of purchase.

(l)	Represents the current yield as of report date.

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (40,400)	$ 2,856,244

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.
  Swap contracts outstanding as of June 30, 2008 were as follows:
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Sold credit default protection on Ford Motor Company and receive 3.80%
Broker, JPMorgan Chase
Expires March 2010	$ 6,000	$ (949,728)

Sold credit default protection on Ford Motor Company and receive 4.20%
Broker, Deutsche Bank Securities Inc.
Expires March 2010	$ 6,000	(914,898)

Sold credit default protection on Ford Motor Company and receive 4.70%
Broker, UBS AG

Expires June 2010	$ 6,000	(1,158,871)
BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Sold credit default protection on Community Health Systems, Inc.
and receive 4.70%
Broker, Lehman Brothers Inc.
Expires March 2013				$ 2,500	$ 129,548

Sold credit default protection on Realogy Corp. and receive 5%
Broker, Goldman Sachs & Co.
Expires June 2014				$ 2,000	72,482

Sold credit default protection on Realogy Corp. and receive 5%
Broker, Goldman Sachs & Co.
Expires June 2014				$ 2,000	13,037

Sold credit default protection on Realogy Corp. and receive 5%
Broker, Goldman Sachs & Co.
Expires June 2014				$ 2,000	12,760

Total					$ (2,795,670)

• Forward foreign currency contracts as of June 30, 2008 were as follows:

					Unrealized
Currency		Currency		Settlement	Appreciation
Purchased		Sold		Date	(Depreciation)

EUR	300,000	$ 463,136		7/23/08	$ 8,633
$ 9,732,697		EUR	6,185,000	7/23/08	$ 6,388
$ 140,627		EUR	91,000	7/23/08	$ (2,476)

Total Net Unrealized Appreciation on Forward Foreign Currency Contracts					$ 12,545

  Currency Abbreviations: EUR Euro

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Fund of BlackRock Bond Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: August 22, 2008